Cover	Feb. 18, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 18, 2022
Entity File Number	001-39893
Entity Registrant Name	Healthcare Capital Corp/DE
Entity Central Index Key	0001822935
Entity Tax Identification Number	85-2609863
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	301 North Market Street
Entity Address, Address Line Two	Suite 1414
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	561
Local Phone Number	810-0031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	HCCCU
Security Exchange Name	NASDAQ
Class A Common Stock, $.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $.0001 par value per share
Trading Symbol	HCCC
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A common stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	HCCCW
Security Exchange Name	NASDAQ